Portfolio of Investments
Columbia Global Dividend Opportunity Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 0.7%
Transurban Group	355,597	3,696,940
Austria 1.0%
Erste Group Bank AG	145,745	5,213,839
Brazil 1.1%
Ambev SA	1,262,500	5,346,771
Canada 5.6%
Manulife Financial Corp.	337,550	6,640,203
Nutrien Ltd.	216,668	10,274,397
Suncor Energy, Inc.	253,056	7,944,316
TC Energy Corp.	61,310	3,120,657
Total		27,979,573
China 0.5%
Ping An Insurance Group Co. of China Ltd., Class H	203,000	2,305,127
Finland 2.9%
Sampo OYJ, Class A	207,056	8,372,526
UPM-Kymmene OYJ	183,310	6,123,758
Total		14,496,284
France 2.1%
BNP Paribas SA	81,515	4,569,872
Schneider Electric SE	59,396	5,729,746
Total		10,299,618
Germany 4.2%
Axel Springer SE(a)	73,796	5,081,776
Deutsche Telekom AG, Registered Shares	660,372	11,087,287
Evonik Industries AG	174,609	5,063,729
Total		21,232,792
Hong Kong 1.3%
HKT Trust & HKT Ltd.	1,257,000	1,843,472
Hong Kong Exchanges and Clearing Ltd.	155,600	4,927,921
Total		6,771,393
Indonesia 1.0%
PT Telekomunikasi Indonesia Persero Tbk	17,321,100	4,811,806
Isle of Man 0.6%
GVC Holdings PLC	252,204	2,776,944
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 3.8%
Bridgestone Corp.	122,700	4,907,679
Nintendo Co., Ltd.	22,300	8,635,356
Tokyo Electron Ltd.	27,300	5,647,177
Total		19,190,212
Jersey 0.8%
Amcor PLC	387,514	3,996,869
Netherlands 3.1%
ING Groep NV	333,887	3,839,635
Unilever NV(a)	192,835	11,472,323
Total		15,311,958
South Korea 4.0%
Samsung Electronics Co., Ltd.	468,430	20,024,860
Spain 0.8%
Ferrovial SA	136,959	4,063,633
Sweden 0.8%
Sandvik AB	213,766	3,887,426
Switzerland 2.5%
Novartis AG, ADR	136,824	12,628,855
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,030,000	10,360,425
United Kingdom 13.9%
Anglo American PLC	239,130	6,257,043
BAE Systems PLC	1,046,661	7,751,007
British American Tobacco PLC	206,082	8,156,467
GlaxoSmithKline PLC	457,322	10,390,146
M&G PLC(a)	816,279	2,491,436
Prudential PLC	455,868	8,090,805
Reckitt Benckiser Group PLC	84,325	6,619,450
RELX PLC	223,504	5,414,757
Rio Tinto PLC	136,214	7,415,335
Royal Dutch Shell PLC, Class A	256,258	7,341,215
Total		69,927,661
Columbia Global Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 44.4%
American Electric Power Co., Inc.	88,111	8,048,940
BB&T Corp.	98,108	5,368,470
Bristol-Myers Squibb Co.	188,163	10,714,001
Cisco Systems, Inc.	130,333	5,905,388
CME Group, Inc.	43,457	8,810,038
Crown Castle International Corp.	24,016	3,209,979
Emerson Electric Co.	102,320	7,557,355
General Motors Co.	188,187	6,774,732
Gilead Sciences, Inc.	160,209	10,772,453
International Business Machines Corp.	78,469	10,550,157
Johnson & Johnson	51,177	7,036,326
Las Vegas Sands Corp.	80,558	5,055,014
Lockheed Martin Corp.	23,289	9,106,698
Maxim Integrated Products, Inc.	151,939	8,610,383
Merck & Co., Inc.	126,373	11,017,198
Occidental Petroleum Corp.	66,250	2,555,263
PepsiCo, Inc.	114,030	15,488,695
Pfizer, Inc.	448,099	17,260,773
Philip Morris International, Inc.	107,386	8,905,521
Procter & Gamble Co. (The)	40,706	4,968,574
United Parcel Service, Inc., Class B	61,297	7,339,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	110,510	10,552,600
Verizon Communications, Inc.	239,305	14,415,733
Wells Fargo & Co.	275,389	14,997,685
Xcel Energy, Inc.	126,845	7,799,699
Total		222,820,765
Total Common Stocks (Cost $434,424,946)		487,143,751

Limited Partnerships 1.0%

United States 1.0%
Enterprise Products Partners LP	190,567	5,015,723
Total Limited Partnerships (Cost $4,123,755)		5,015,723

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	7,600,339	7,600,339
Total Money Market Funds (Cost $7,600,203)		7,600,339
Total Investments in Securities (Cost $446,148,904)		499,759,813
Other Assets & Liabilities, Net		1,702,145
Net Assets		$501,461,958

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	6,045,551	27,419,074	(25,864,286)	7,600,339	94	136	32,030	7,600,339
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2019